Consolidated statements of cash flows - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Operating activities of continuing operations
Net income/(loss)		SFr 2,471	SFr 1,686
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		660	646
Provision for credit losses		864	106
Deferred tax provision/(benefit)		134	212
Valuation adjustments related to long-term debt		266	7,595
Share of net income/(loss) from equity method investments		(42)	(51)
Trading assets and liabilities, net		458	(11,784)
(Increase)/decrease in other assets		(12,759)	(2,535)
Increase/(decrease) in other liabilities		5,355	1,411
Other, net		38	(746)
Total adjustments		(5,026)	(5,146)
Net cash provided by/(used in) operating activities		(2,555)	(3,460)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(411)	236
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(899)	2,920
Purchase of investment securities		(259)	(307)
Proceeds from sale of investment securities		626	4
Maturities of investment securities		51	394
Investments in subsidiaries and other investments		(71)	(147)
Proceeds from sale of other investments		413	592
(Increase)/decrease in loans		(2,623)	(9,867)
Proceeds from sale of loans		2,319	2,460
Capital expenditures for premises and equipment and other intangible assets		(553)	(554)
Proceeds from sale of premises and equipment and other intangible assets		23	29
Other, net		88	222
Net cash provided by/(used in) investing activities		(1,296)	(4,018)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		9,657	4,997
Increase/(decrease) in short-term borrowings		(152)	3,844
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,718	(4,967)
Issuances of long-term debt		41,339	14,637
Repayments of long-term debt		(19,814)	(18,604)
Sale of treasury shares		4,003	4,720
Repurchase of treasury shares		(4,499)	(5,718)
Dividends paid/capital repayments		(358)	(696)
Other, net		991	1,854
Net cash provided by/(used in) financing activities		34,885	67
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(843)	(147)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		30,191	(7,558)
Cash and due from banks at beginning of period	[1]	101,879	100,047
Cash and due from banks at end of period	[1]	132,070	92,489
Cash paid for income taxes and interest
Cash paid for income taxes		464	418
Cash paid for interest		5,066	6,759
Bank
Operating activities of continuing operations
Net income/(loss)		2,338	1,560
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization		580	574
Provision for credit losses		860	106
Deferred tax provision/(benefit)		110	241
Valuation adjustments related to long-term debt		441	7,593
Share of net income/(loss) from equity method investments		(41)	(50)
Trading assets and liabilities, net		377	(11,946)
(Increase)/decrease in other assets		(12,052)	(1,688)
Increase/(decrease) in other liabilities		5,053	1,685
Other, net		(387)	(577)
Total adjustments		(5,059)	(4,062)
Net cash provided by/(used in) operating activities		(2,721)	(2,502)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(471)	237
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(899)	2,920
Purchase of investment securities		(259)	(307)
Proceeds from sale of investment securities		626	4
Maturities of investment securities		51	394
Investments in subsidiaries and other investments		(71)	(147)
Proceeds from sale of other investments		413	568
(Increase)/decrease in loans		(3,002)	(11,065)
Proceeds from sale of loans		2,319	2,460
Capital expenditures for premises and equipment and other intangible assets		(484)	(471)
Proceeds from sale of premises and equipment and other intangible assets		23	29
Other, net		88	222
Net cash provided by/(used in) investing activities		(1,666)	(5,156)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		9,595	4,909
Increase/(decrease) in short-term borrowings		401	3,891
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,707	(4,856)
Issuances of long-term debt		41,092	14,659
Repayments of long-term debt		(19,814)	(18,604)
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(10)	(11)
Other, net		459	280
Net cash provided by/(used in) financing activities		35,430	268
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(795)	(150)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		30,248	(7,540)
Cash and due from banks at beginning of period	[2]	101,044	99,314
Cash and due from banks at end of period	[2]	131,292	91,774
Cash paid for income taxes and interest
Cash paid for income taxes		443	400
Cash paid for interest		SFr 4,954	SFr 6,659

[1]	Includes restricted cash.
[2]	Includes restricted cash.